SUPPLEMENT DATED February 7, 2006

TO THE AUL AMERICAN UNIT TRUST

PROSPECTUS DATED MAY 1, 2005

Page 6 of the Prospectus is revised to add the following funds to the table:

Investment Accounts and	Class
Corresponding Mutual Fund	Designation
Portfolios_______________	if any(1)___	Mutual Fund	Investment Advisor

American Funds® American	Class R3	American Funds®	Capital Research and Management
High-Income TrustSM		Company

American Funds® Intermediate	Class R3	American Funds®	Capital Research and Management
Bond Fund of America®		Company

American Funds® AMCAP Fund®	Class R3	American Funds®	Capital Research and Management
Company

American Funds® Capital World	Class R3	American Funds®	Capital Research and Management
Growth & Income FundSM		Company

American Funds® EuroPacific	Class R3	American Funds®	Capital Research and Management
Growth Fund®		Company

American Funds® The Growth	Class R3	American Funds®	Capital Research and Management
Fund of America®		Company

Page 11 of the Prospectus is revised to add the following funds to the table:

Investment Accounts and	Class
Corresponding Mutual Fund	Designation
Portfolios	if any(1)	Mutual Fund	Investment Advisor
_______________________	__________	___________	________________

Russell LifePoints® Aggressive	Class R2	LifePoints® Funds	Frank Russell Investment Management
Co.

Russell LifePoints® Balanced	Class R2	LifePoints® Funds	Frank Russell Investment Management
Co.

Russell LifePoints® Conservative	Class R2	LifePoints® Funds	Frank Russell Investment Management
Co.

Investment Accounts and	Class
Corresponding Mutual Fund	Designation
Portfolios	if any(1)	Mutual Fund	Investment Advisor
_______________________	__________	___________	________________

Russell LifePoints® Equity	Class R2	LifePoints® Funds	Frank Russell Investment Management
Aggressive			Co.

Russell LifePoints® Moderate	Class R2	LifePoints® Funds	Frank Russell Investment Management
Co.

Russell Equity I	Class R2	Russell Funds	Frank Russell Investment Management
Co.

Russell Equity Q	Class R2	Russell Funds	Frank Russell Investment Management
Co.

Russell Equity II	Class R2	Russell Funds	Frank Russell Investment Management
Co.

Russell International	Class R2	Russell Funds	Frank Russell Investment Management
Co.

Beginning on page 33 of the Prospectus the following language is added:

American Funds®

Capital World Growth & Income FundSM - Class R3

The fund's investment objective is to provide you with long-term growth of capital while providing current income. It invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

Intermediate Bond Fund of America® - Class R3

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service) or unrated but determined to be of equivalent quality, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years.

EuroPacific Growth Fund® - Class R3

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin.

The Growth Fund of America® - Class R3

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks.

AMCAP Fund® - Class R3

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in the U.S. but may invest in non-U.S. securities to a limited extent. The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above average growth in earnings, revenues, book value, cash flow and/or return on assets.

American High-Income TrustSM - Class R3

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc., or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

On page 40 of the Prospectus, add “Class E” to the portfolio headings for the Russell LifePoints® Aggressive, Balanced, Conservative, Equity Aggressive and Moderate portfolios.

Beginning on page 45 of the Prospectus the following language is added:

Russell Funds

Russell Equity I - Class R2

Seeks to provide long term capital growth. The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as those companies represented by the Russell 1000® Index.

Russell Equity Q - Class R2

Seeks to provide long term capital growth. The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based. The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries.

Russell Equity II - Class R2

The Equity II Fund invests primarily in common stocks of small and medium capitalization companies most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as those companies represented by the Russell 2500™ Index.

Russell International Fund - Class R2

Seeks to provide long term capital growth. The International Fund invests primarily in equity securities issued by companies domiciled outside the U.S. and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.

FOR ADDITIONAL INFORMATION CONCERNING RUSSELL FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE RUSSELL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

This supplement should be retained with the Prospectus for future reference.